Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Single-Payment Whole Life Insurance (Detail) - Whole Life Insurance [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Liability for Future Policy Benefit, Activity [Line Items]
Beginning balance	¥ 134,572	¥ 0
New contract	148,468	136,863
Surrenders and partial surrenders	(6,555)	(66)
Benefit payments and lump sum payments, etc.	(950)	(49)
Policy charges	(2,107)	(188)
Interests	11,793	1,072
Effect of changes in foreign exchange rate	19,320	(3,060)
Ending balance	¥ 304,541	¥ 134,572
Weighted average guaranteed interest rate	5.50%	3.90%
Benefits in excess of policy account balances	¥ 0	¥ 0
Cash surrender value	¥ 292,731	¥ 127,659